Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount, in Total and by Major Class of Intangible Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	₨ 16,002.0		₨ 16,002.0
Accumulated amortization	15,990.0		15,771.0
Net carrying amount	12.0	$ 0.2	231.0
Branch network
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,335.0		8,335.0
Accumulated amortization	8,335.0		8,133.0
Net carrying amount	0.0	0.0	202.0
Customer list
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,710.0		2,710.0
Accumulated amortization	2,710.0		2,710.0
Net carrying amount	0.0	0.0	0.0
Core deposit
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,414.0		4,414.0
Accumulated amortization	4,414.0		4,414.0
Net carrying amount	0.0	0.0	0.0
Favorable leases
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	543.0		543.0
Accumulated amortization	531.0		514.0
Net carrying amount	₨ 12.0	$ 0.2	₨ 29.0